Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets
Beginning balance	$ 4,104	$ 4,115
Ending balance	3,601	4,104
Goodwill
Reconciliation of changes in intangible assets
Beginning balance	2,201
Ending balance	1,970	2,201
Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	1,748
Ending balance	1,483	1,748
Technology and other
Reconciliation of changes in intangible assets
Beginning balance	125
Ending balance	102	125
Computer software
Reconciliation of changes in intangible assets
Beginning balance	30
Ending balance	46	30
Cost
Reconciliation of changes in intangible assets
Beginning balance	4,895	4,644
Additions	37	21
Impairment	(186)
Derecognition of fully amortized assets		(42)
Exchange	(111)	272
Ending balance	4,635	4,895
Cost | Goodwill
Reconciliation of changes in intangible assets
Beginning balance	2,201	2,088
Impairment	(186)
Exchange	(45)	113
Ending balance	1,970	2,201
Cost | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	2,355	2,258
Derecognition of fully amortized assets		(42)
Exchange	(55)	139
Ending balance	2,300	2,355
Cost | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	251	234
Additions	12	5
Exchange	(8)	12
Ending balance	255	251
Cost | Computer software
Reconciliation of changes in intangible assets
Beginning balance	88	64
Additions	25	16
Exchange	(3)	8
Ending balance	110	88
Amortization
Reconciliation of changes in intangible assets
Beginning balance	(791)	(529)
Charge for the year	(265)	(264)
Derecognition of fully amortized assets		42
Exchange	22	(40)
Ending balance	(1,034)	(791)
Amortization | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	(607)	(399)
Charge for the year	(227)	(225)
Derecognition of fully amortized assets		42
Exchange	17	(25)
Ending balance	(817)	(607)
Amortization | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	(126)	(87)
Charge for the year	(30)	(31)
Exchange	3	(8)
Ending balance	(153)	(126)
Amortization | Computer software
Reconciliation of changes in intangible assets
Beginning balance	(58)	(43)
Charge for the year	(8)	(8)
Exchange	2	(7)
Ending balance	(64)	(58)
Glass Packaging North America | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	$ 0
Ending balance		$ 0